Common Stock Warrants	6 Months Ended
Jun. 30, 2022
Warrants and Rights Note Disclosure [Abstract]
Common Stock Warrants
12. Common Stock Warrants
There were no warrants issued, exercised, or expired during the six months ended June 30, 2022.
The warrants were assumed as part of the Transaction and the following represents a summary of the warrants outstanding and exercisable at June 30, 2022:

					Number of Shares Underlying Warrants
Description	Issue Date	Classification	Exercise Price	Expiration Date	Outstanding Shares	Exercisable Shares
Private Placement Warrants	Nov 17, 2020	Liability	$11.50	May 19, 2027	5,817,757	5,817,757
Public Warrants	Nov 17, 2020	Equity	$11.50	May 19, 2027	5,223,675	5,223,675

					11,041,432	11,041,432

Public Warrants
Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants were assumed in connection with the Transaction and became exercisable on June 19, 2022.
The Public Warrants are redeemable at the option of the Company, in whole and not in part, at a price of $0.01 per underlying share, provided that the last reported sales price of the Company’s common stock has been at least $18.00 per share (subject to adjustment), on each of twenty (20) trading days within the thirty
(30) trading-day
period ending on the third trading day prior to the date on which notice of the redemption is given.
Private Placement Warrants
The Private Placement Warrants are identical to the Public Warrants, except that (i) the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable
so long as they are held by the initial purchasers or their permitted transferees and (ii) the Private Placement Warrants and the common stock issuable upon exercise of the Private Placement Warrants will be entitled to registration rights. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company on the same basis as the Public Warrants.